Annual Total Returns - Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Rayliant Wilshire NxtGen US Large Cap Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	28.03%	15.46%	(12.67%)
Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	6.87%	22.24%	(20.48%)